SCHEDULE OF COST OF SALES (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Expenses By Nature
Direct mining and milling costs	[1]	$ 5,916	$ 3,218	$ 12,372	$ 8,780
Changes in inventories	[2]	(102)	(577)	(405)	(894)
Depletion and amortization		1,773	666	3,563	1,935
Toll milling costs					234
Cost of sales		$ 7,587	$ 3,307	$ 15,530	$ 10,055

[1]	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.
[2]	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).